REDEEMABLE CONVERTIBLE PREFERRED STOCK - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 13, 2014	Dec. 31, 2010
Class of Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 0	$ 11,574	$ 11,574	$ 2,395	$ 9,926
Payments of Dividends	18,547	0
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock issued upon conversion of convertible preferred stock (in shares)	7,250,885
Preferred stock, shares issued							6,561,680
Preferred stock, aggregate gross proceeds							25,000
Preferred stock, dividend rate, percentage			10.00%
Proceeds from Issuance of Redeemable Convertible Preferred Stock			100,000
Common Stock, Capital Shares Reserved for Future Issuance			3,004,000
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)			2,983,903
Series A Convertible Preferred Stock | Major Stockholder
Class of Stock [Line Items]
Preferred stock, shares issued							689,205,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock issued upon conversion of convertible preferred stock (in shares)	6,301,290
Preferred stock, shares issued			3,037,922	638,696	2,624,672
Preferred stock, aggregate gross proceeds			11,574	2,433	10,000
Preferred stock, dividend rate, percentage			14.00%
Proceeds from Issuance of Redeemable Convertible Preferred Stock			100,000
Common Stock, Capital Shares Reserved for Future Issuance			2,675,000
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)			2,593,123
Common Stock
Class of Stock [Line Items]
Shares of common stock issued upon conversion of convertible preferred stock (in shares)						5,577,016
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)						2.43
Common Stock | Conversion of Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock issued upon conversion of convertible preferred stock (in shares)						2,983,902
Common Stock | Conversion of Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares of common stock issued upon conversion of convertible preferred stock (in shares)						2,593,114
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Payments of Dividends						18,547